Revenue - Summary of Revenue Disaggregated by Geographical Region (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 15,011	$ 17,316
China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,202	4,804
Japan
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,749	3,216
South Korea
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,675	2,178
India
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,214	1,306
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	697	1,169
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,577	1,727
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	775	857
Chile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	339	154
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	170	38
Germany
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	560	428
Spain
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	246	271
Finland
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	188	278
Belgium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	140	134
Slovakia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	126	150
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 353	$ 606